SEGMENT REPORTING - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
SEGMENT REPORTING
Revenues	$ 23,000	$ 32,922	$ 43,101
Number of reportable segments | segment	2
Cost of data center services	$ 23,697	16,877	21,834
Inter-segment
SEGMENT REPORTING
Revenues	(7,568)	(12,558)	(11,943)
Data center | Inter-segment
SEGMENT REPORTING
Revenues	7,568	12,558	11,943
Cost of data center services	$ 7,568	$ 12,558	$ 11,943